Stock-Based Compensation - Schedule of the assumptions used to estimate the fair value of each option grant (Detail) - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Expected Life (years)	6 years	6 years	6 years
Risk-free Interest rate	1.80%	1.90%	1.10%
Expected volatility	56.00%	55.00%	56.00%
Expected dividend yield	0.30%	0.40%	0.60%